LONG TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM DEPOSITS
Schedule of long term deposits

	As of December 31,
	2021	2020
Office rental deposits	$—	$19,924
Total	$—	$19,924